Stockholders’ equity	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Stockholders’ equity

13	Stockholders’ equity
(a)	Repurchase of common stock

In August of 2001, the Company's Board of Directors authorized a program for the Company to repurchase up to $500,000 of its common stock. This repurchase program does not obligate the Company to acquire any specific number of shares or acquire shares over any specified period of time. From November 2006 through April 2018, the Board of Directors increased the amount of authorized repurchases to $6,000,000. The Board of Directors believed that the common stock was undervalued and that the repurchase of common stock would be beneficial to the Company’s stockholders. The Company (through its subsidiary) has repurchased an aggregate of 1,005,018 shares of its common stock, including 49,279 shares ($190,000) that were repurchased during the fiscal year ended March 31, 2021, and 48,873 shares ($119,000) that were repurchased during the fiscal year ended March 31, 2020. No repurchased shares were removed from the total number of shares issued during the fiscal year ended March 31, 2022 (2021: nil , 2020: nil ). The Company may from time to time repurchase shares of its common stock under this program.

(b)	Preferred stock

The Company has authorized share capital of $100,000 for 10,000,000 shares of preferred stock, with par value of $0.01 each, divided into 2,500,000 shares each of class A preferred stock, class B preferred stock, class C preferred stock and class D preferred stock. Shares may be issued within each class from time to time by the Company’s Board of Directors in its sole discretion without the approval of the stockholders, with such designations, power preferences, rights, qualifications, limitations and restrictions as the Board of Directors shall fix and as have not been fixed in the Company’s Memorandum of Association. The Company has not issued any shares of preferred stock as of March 31, 2022 and 2021.

(c)	Dividends

No dividends were declared by the Company for each of the fiscal years ended March 31, 2020, 2021 and 2022, respectively.